Income taxes - Additional information (Details) R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended					48 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction of tax losses if the tax authority does not accept the tax treatment			$ 115		$ 215		$ 551
Total subsidiary assessments of deferred tax			669	R$ 3,732	695	R$ 3,614
Deferred tax liabilities	$ 1,881		1,881		1,770		$ 1,882	$ 1,881				$ 337	R$ 1,883	$ 337	R$ 1,883	$ 337	R$ 1,883
Gain from leading case judgment			145	808	60	313
Transfer pricing over the exportation of ores to a foreign subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assessed amount under discussion with tax authorities	3,544		3,544		2,296			3,544		R$ 19,780	R$ 11,930
Reduction of tax losses if the tax authority does not accept the tax treatment			552	3,080	450	2,340
Amount under discussion for foreign subsidiary								1,885	R$ 10,519
Expenses of interest on capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction of tax losses if the tax authority does not accept the tax treatment			125	699
Amount under discussion			981	5,477	659	3,423
Deduction of CSLL in Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assessed amount under discussion with tax authorities	422		422		435			$ 422		R$ 2,357	R$ 2,259
Goodwill amortization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount under discussion			287	1,603	$ 300	R$ 1,558
Incidence of IRPJ and CSLL on SELIC rate in the repetition of undue payment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gain from leading case judgment			34
Expenses with payments to Fundacao Renova
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount under discussion	$ 21	R$ 115	426	2,376
Proceeding related to income tax paid abroad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount under discussion			$ 399	R$ 2,225